Initial Public Offering (Details) - $ / shares	Nov. 27, 2020	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50
SPRING VALLEY ACQUISITION CORP
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
SPRING VALLEY ACQUISITION CORP | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	23,000,000
Purchase price, per unit			$ 10.10
SPRING VALLEY ACQUISITION CORP | Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.5
SPRING VALLEY ACQUISITION CORP | Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	3,000,000
Purchase price, per unit	$ 10.00
Exercise price of warrants			$ 11.50